Note 19 - Recapitalization Involving a Public Shell	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Recapitalization [Text Block]
19.	Recapitalization involving a public shell

On
April 21, 2016,
Wise Oakwood Ventures Inc. (“WOW”), a corporation existing under the laws of the Province of Alberta, closed its qualifying transaction with ZoMedica Pharmaceuticals Inc. The transaction proceeded by way of a three
-cornered amalgamation, pursuant to which Zomedica Pharmaceuticals Inc. amalgamated with
9674128
Canada Inc., a wholly-owned subsidiary of WOW formed solely for the purposes of facilitating the transaction. The amalgamated company changed its name to Zomedica Pharmaceuticals Ltd. The transaction constituted WOW’s qualifying transaction under TSX Venture Exchange Policy
2.4
– Capital Pool Companies.

In accordance with the approvals of the Company’s shareholders at its annual and special meeting on
April 21, 2016,
WOW changed its name to Zomedica Pharmaceuticals Corp. and completed the consolidation of its outstanding common shares on a two
and
one
-half (
2½
) pre-consolidated share for each
one
(
1
) post-consolidated share basis. As a result of the transaction, Zomedica Pharmaceuticals Ltd. became a wholly-owned subsidiary of Zomedica Pharmaceuticals Corp. The shares of Zomedica Pharmaceuticals Corp. began trading under the new symbol “ZOM” on Monday
May 2, 2016
on the TSX Venture Exchange.

WOW's share capital of CDN
$309,589,
contributed surplus of CDN
$32,467
and deficit of CDN
$232,984
were all eliminated. The Company has accounted for the transaction as a recapitalization involving a nonoperating public shell with ZoMedica Pharmaceuticals Inc. being the accounting acquirer and WOW being the accounting acquiree. The transaction was not
considered a business combination because the accounting acquiree, WOW did not
meet the definition of a business under ASC standards. Under U.S GAAP, any excess of the fair value of the shares issued by the private entity over the value of the non-monetary assets of the public shell corporation is recognized as a reduction in equity.

As part of the transaction, WOW’s previously issued
200,000
stock options were converted to
80,000
post consolidation options. These options were exercised immediately after the close of the qualifying transaction as disclosed in Note
10.

	CDN	USD
Issuance of 1,900,000 Zomedica Pharmaceuticals Corp. shares	$475,000	$373,207
Issuance of 80,000 options	2,737	2,058
Total issuance	$477,737	$375,265

Cash	$138,687	$108,966
Prepaid fees	94,778	74,467
Accounts payable and accrued liabilities	(102,485)	(80,522)
Excess of purchase price over net asset value	346,757	272,354
	$477,737	$375,265